                                                                                                                                                                                                                  Exhibit (a)

MONTHLY CERTIFICATEHOLDERS' STATEMENT

DISCOVER CARD MASTER TRUST I
Series 2007-2 Monthly Statement

Class A Certificate CUSIP # 254706AA2
Class B Certificate CUSIP # 254706AB0

Distribution Date: October 15, 2013

Month Ending: September 30, 2013

Pursuant to the Series Supplement dated as of April 4, 2007, as amended, (the 'Series Supplement') relating to the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on June 4, 2010, and the Series Supplement was filed by the Trust as Exhibit 4.4 to the Trust's Current Report on Form 8-K filed on April 4, 2007 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.

1.	Payments to investors in Series 2007-2 on this Distribution Date (per $1000 of Class Initial Investor Interest)

		Series 2007-2			Total	Interest	Principal
		Class A	29 days at	0.26230000%	$0.211297227	$0.211297227	$0.000000000
		Class B	29 days at	0.43230000%	$0.348241627	$0.348241627	$0.000000000

		Interest Accrual Period: from and including September 16, 2013 to but excluding October 15, 2013
		LIBOR Determination Date: September 12, 2013

2	.	Principal Receivables for September, 2013			Beginning Principal Balances	Ending Principal Balances
		(a)	Aggregate Investor Interest			$19,366,749,929.00	$19,366,749,929.00
			Seller Interest			$10,376,970,494.72	$10,111,996,616.90
			Total Master Trust			$29,743,720,423.72	$29,478,746,545.90
		(b)	Group One Investor Interest			$19,366,749,929.00	$19,366,749,929.00
		(c)	Series 2007-2 Investor Interest			$789,474,000.00	$789,474,000.00
		(d)	Class A Investor Interest			$750,000,000.00	$750,000,000.00
			Class B Investor Interest			$39,474,000.00	$39,474,000.00
		(e)	Total Master Trust # of Accounts			16,235,605	16,011,150
		(f)	Minimum Principal Receivables Balance at the end of the month (1)				$20,824,462,289.25
		(g)	Amount by which Master Trust Principal Receivables
			exceed the Minimum Principal Receivables Balance at the end of the month				$8,654,284,256.65

3	.	Allocation of Receivables and other amounts collected during September, 2013
			Finance Charge Collections	Principal Collections	Interchange
		(a) Allocation between Investors and Seller:
		Aggregate Investor Allocation	$247,668,442.36	$4,214,867,496.70	$61,670,733.06

	Seller Allocation	$132,704,518.64	$2,258,390,115.89	$33,044,116.81
(b)	Group One Allocation	$247,668,442.36	$4,214,867,496.70	$61,670,733.06
(c) Series 2007-2 Allocation		$10,095,859.13	$171,813,203.55	$2,513,921.55
(d)	Class A Allocation	$9,591,104.21	$163,223,190.70	$2,388,234.94
	Class B Allocation	$504,754.92	$8,590,012.85	$125,686.61
(e)	Group One Portfolio Yield
	(FCC yield excludes principal recoveries,
	see Item 18(b))	14.18%	N/A	3.82%
(f)	Series 2007-2 Portfolio Yield
	(FCC yield excludes principal recoveries,
	see Item 18(b))	14.18%	N/A	3.82%

				September, 2013

(g)	Principal Collections as a monthly percentage of Master Trust Receivables
	at the beginning of September, 2013			21.51%
(h)	Finance Charge Collections as a monthly percentage of Master Trust Receivables
	at the beginning of September, 2013			1.26%
(i)	Total Collections as a monthly percentage of Master Trust Receivables
	at the beginning of September, 2013			22.78%
(j)	Interchange as a monthly percentage of Master Trust Receivables
	at the beginning of September, 2013			0.31%
(k)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables
	at the beginning of September, 2013			23.09%
(l)	Trust Collections deposited for the month (2)
			Prior Month	September, 2013
			$30,037,367.46	$29,950,730.64

4	.	Information Concerning the Series Principal Funding Account ("SPFA")
			Beginning	Deposits into the SPFA	Deficit Amount on	Ending	Investment
			SPFA Balance	on this Distribution Date	this Distribution Date	SPFA Balance	Income
		Series 2007-2	$0.00	$0.00	$0.00	$0.00	$0.00
5	.	Information Concerning Amount of Controlled Liquidation Payments
				Amount Paid on this	Deficit Amount on this	Total Payments through
				Distribution Date	Distribution Date	this Distribution Date
		Series 2007-2		$0.00	$0.00		$0.00
6	.	Information Concerning the Series Interest Funding Account ("SIFA")
			Beginning	Interest	Deposits into the SIFA	Ending
			SIFA Balance	Shortfall	on this Distribution Date	SIFA Balance
		Series 2007-2	$0.00	$0.00	$$172,219.41	$0.00

7	.	Pool Factors for September, 2013
			Class A	1.00000000
			Class B	1.00000000
8	.	Investor Charged-Off Amount
					Cumulative Investor
				September, 2013	Charged-Off Amount
		(a)	Group One	$46,613,243.39	$0.00
		(b)	Series 2007-2	$1,900,123.95	$0.00
		(c)	Class A	$1,805,124.91	$0.00
			Class B	$94,999.04	$0.00
		(d)	As an annualized percentage of
			Principal Receivables at the
			beginning of September, 2013	2.89%	N/A

9	.	Investor Losses for September, 2013
					Per $1,000 of Initial
				Total	Series Investor Interest
		(a)	Group One	$0.00	$0.00
		(b)	Series 2007-2	$0.00	$0.00
		(c) Class A		$0.00	$0.00
			Class B	$0.00	$0.00

10	.	Reimbursement of Investor Losses for September, 2013
					Per $1,000 of Initial
				Total	Series Investor Interest
		(a)	Group One	$0.00	$0.00
		(b)	Series 2007-2	$0.00	$0.00
		(c)	Class A	$0.00	$0.00
			Class B	$0.00	$0.00

11	.	Aggregate Amount of Unreimbursed Investor Losses for September, 2013
					Per $1,000 of Initial
				Total	Series Investor Interest
		(a)	Group One	$0.00	$0.00
		(b)	Series 2007-2	$0.00	$0.00
		(c)	Class A	$0.00	$0.00
			Class B	$0.00	$0.00

12	.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
		(a) Group One			$32,277,916.55
		(b) Series 2007-2			$1,315,790.00
		(c) Class A			$1,250,000.00
		Class B			$65,790.00

13	.	Class A Available Subordinated Amount (Note: does not include Subordinate Series)
				Prior Distribution Date	Current Distribution Date
		Series 2007-2, Class B
		(a) Total		$98,684,250.00	$98,684,250.00
		(b) As a percentage of Class A Invested Amount		13.1579%	13.1579%
14	.	Amounts Available from Subordinate Series to this Series on this Distribution Date
				Prior Distribution Date	Current Distribution Date
		(a)	Available Subordinated Amount
			of Subordinate Series (after Usage) for
			Series 2007-2	$128,412,292.00	$128,412,292.00
		(b)	Usage of Subordinate Series for Series 2007-2	$0.00	$0.00
		(c)	Subordinate Series Collections and
			Interchange available to Series 2007-2		$29,781,986.70
		(d)	Subordinate Series Collections and
			and Interchange used by Series 2007-2
			to pay interest, Monthly Servicing Fee or
			reimburse the Investor Charged-off Amount		$0.00
		(e)	Subordinate Series Allocable Principal
			Collections used by Series 2007-2 to pay
			principal		$0.00
15	.	Total Available Credit Enhancement Amounts (Note: does not include Subordinate Series)
				Class B Balance on	Class B Balance on
				Prior Distribution Date	Current Distribution Date
		(a)	Maximum Amount	$59,210,550.00	$59,210,550.00
		(b) Available Amount		$59,210,550.00	$59,210,550.00
		(c)	Amount of unreimbursed Drawings on Credit		$0.00
			Enhancement
		(d)	Credit Enhancement Fee payable to DRFC Funding LLC
			related to loan provided to fund Credit Enhancement		$24,435.37
		(e)	Credit Enhancement Fee paid to DRFC Funding LLC

	related to loan provided to fund Credit Enhancement			$24,435.37

16	Delinquency Summary
	Master Trust Receivables Outstanding at the end of September, 2013			$29,828,204,536.87
		Number of	Delinquent Amount	Percentage of Ending
	Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
	30-59 Days	24,395	$141,148,740.68	0.47%
	60-89 Days	16,823	$105,092,594.69	0.35%
	90-119 Days	12,067	$82,247,868.84	0.28%
	120-149 Days	9,642	$68,968,009.22	0.23%
	150-179 Days	8,633	$65,240,423.62	0.22%
	180+ Days	0	$0.00	0.00%
	Total	71,560	$462,697,637.05	1.55%

				Annualized
17	Excess Spread applicable to this Distribution Date (3)		Amount	Percentage

	(a)	Group One (4)	$219,164,551.62	13.58%
	(b)	Group One three-month rolling average	$212,968,803.55	13.69%
	(c)	Series 2007-2 (5)	$9,197,211.95	13.98%
	(d)	Series 2007-2 three-month rolling average	$9,284,215.01	14.11%

18	.	Investor Principal Charge-Offs on this Distribution Date (6)
				Amount	Rate
		(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of September, 2013 )	$46,613,243.39	2.89%

		(b)	Recoveries (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of September, 2013 )	$18,760,187.73	1.16%

		(c)	Net Charge-offs (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of September, 2013 )	$27,853,055.66	1.73%

19	.	Weighted Average Coupon Interest applicable to this Distribution Date	(7)		Rate
		(a)	Group coupon interest rate (shown as an annualized percentage of Group One
			Investor Interest at the beginning of September, 2013 )		0.70%

		(b)	Adjusted group coupon interest rate (shown as an annualized percentage of
			Group One Investor Interest, excluding interests held by wholly-owned
			subsidiaries at Discover Bank, at the beginning of September, 2013 )		0.98%

U.S. Bank National Association
as Trustee
By:
Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the higher of the Group Excess Spread Percentage (Item 17(a)) and the Series Excess Spread Percentage (Item 17(c)) in assessing the current performance of the Trust and the Receivables. An amortization event occurs if both the three-month rolling average Group and Series Excess Spreads are less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses for series or subseries, if any, with negative Series Excess Spreads. Funds remaining after reallocation are distributed to Discover Bank for its general use in its regular course of business.

(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage isequal to the Group Excess Spread, multiplied by twelve and divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group. For purposes of calculating the Group Excess Spread, Series Excess Spread for Series 2009-SD, applicable through the distribution datein January 2012, included the Principal Collections available to other series in Group One through reallocation, except for those Principal Collections included by Series 2007-CC in the calculation of Series Excess Spread for the DiscoverSeries.

(5) Series Excess Spread for this Subseries is the difference between (a) the sum of Finance Charge Collections, Investment Income, and Series Interchange for any Class of this Subseries (see Item 3(c)), and (b) the sum of (i) the monthly interest for this Subseries (see"Deposits into the SIFA on this Distribution Date" in Item 6), (ii) the monthly servicing fee for this Subseries (see Item12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 15(d)), in each case for this Distribution Date. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve and divided by the Series Investor Interest for this Subseries as of the beginning of the related due period.

(6) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

(7) Group coupon interest is the sum of the monthly interest deposited into the series interest funding accounts for all series and subseries in Group One, including Series 2007-CC, the DiscoverSeries, and relating to the current interest accrual period.

MASTER SERVICER'S CERTIFICATE STATEMENT

DISCOVER CARD MASTER TRUST I

Series 2007-2 Monthly Statement

CREDIT CARD
PASS-THROUGH CERTIFICATES

The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Second Amended and
Restated Pooling & Servicing Agreement dated as of June 4, 2010, as amended (the 'Pooling & Servicing Agreement') and the Series
Supplement dated as of April 4, 2007, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National
Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I,
Series 2007-2 Master Trust Certificates for the Distribution Date occurring on October 15, 2013 :

1	.	Discover Bank is Master Servicer under the Pooling and Servicing Agreement.
2	.	The undersigned is a Servicing Officer of Discover Bank as Master Servicer.
3	.	The aggregate amount of Collections processed during September, 2013 is equal to	$6,853,630,573.59
4	.	The aggregate amount of Class A Principal Collections processed during September, 2013
		is equal to	$163,223,190.70
5	.	The aggregate amount of Class A Finance Charge Collections processed during September, 2013
		is equal to	$9,591,104.21
6	.	The aggregate amount of Class A Interchange processed during September, 2013
		is equal to	$2,388,234.94
7	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
		(a) with respect to the Class A Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class A Cumulative Investor Charged-Off Amount is equal to	$0.00
8	.	The sum of all amounts payable to the Class A Certificateholders on the current Distribution Date is
		equal to	$158,472.92
9	.	The aggregate amount of Class B Principal Collections processed during September, 2013
		equal to	$8,590,012.85
10	.	The aggregate amount of Class B Finance Charge Collections processed during September, 2013
		equal to	$504,754.92
11	.	The aggregate amount of Class B Interchange processed during September, 2013
		equal to	$125,686.61
12	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
		(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class B Cumulative Investor Charged-Off Amount is equal to	$0.00
13	.	The sum of all amounts payable to the Class B Certificateholders on the current Distribution Date is
		equal to	$13,746.49
14	.	The amount of drawings under the Credit Enhancement required to be made and not immediately
		reimbursed on the related Drawing Date pursuant to the Series Supplement:
		(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00

		(b)	with respect to the Class B Cumulative Investor Charged-off Amount is equal to	$0.00
		(c)	with respect to the Class B Investor Interest is equal to	$0.00
15	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement with respect to
		the Principal Distribution Amount Shortfall is equal to		$0.00

16	.	Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the
Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15 th day of October, 2013.

Series 2007-2

DISCOVER BANK
as Master Servicer

By :
Vice President, Chief Financial Officer and
Assistant Treasurer